Borrowings (Details) ¥ in Thousands, $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 29, 2021 CNY (¥)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Jan. 10, 2023 CNY (¥)	Dec. 07, 2022 CNY (¥)	Dec. 05, 2022 CNY (¥)	Dec. 02, 2022 CNY (¥)	May 19, 2022 CNY (¥)	May 18, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 24, 2020 CNY (¥)
Borrowings [Line Items]
Credit facility				¥ 1,000	¥ 1,700
Outstanding loan balance, current				1,460	1,580
Non-current liabilities				5,110										¥ 5,530
Minimum [Member]
Borrowings [Line Items]
Current liabilities | $							$ 35.6
Maximum [Member]
Borrowings [Line Items]
Current liabilities				¥ 255,600
TCL Factoring [Member] | Minimum [Member]
Borrowings [Line Items]
Interest rate															8.00%
TCL Factoring [Member] | Maximum [Member]
Borrowings [Line Items]
Interest rate															9.00%
PingAn Bank Co., Ltd [Member]
Borrowings [Line Items]
Interest rate	12.96%
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings [Line Items]
Interest rate										8.00%						5.50%
Baosheng County Bank [Member]
Borrowings [Line Items]
Interest rate						8.00%
Date description				On August 31, 2022, UTime SZ entered into a credit line agreement with Shenzhen Nanshan Baosheng County Bank Co., Ltd. (“Baosheng County Bank”) according to which Baosheng County Bank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a one-year term from August 31, 2022 to August 31, 2023
WeBank Co., Ltd. [Member]
Borrowings [Line Items]
Interest rate												9.45%	11.34%
Mr Bao [Member]
Borrowings [Line Items]
Interest rate												9.45%
China CITIC Bank [Member]
Borrowings [Line Items]
Interest rate								4.35%
Industrial and Commercial Bank of China (“ICBC”) Loan [Member]
Borrowings [Line Items]
Interest rate											3.75%
Bank of Communications [Member]
Borrowings [Line Items]
Interest rate									3.75%
Shenzhen Rural Commercial Bank [Member] | Maximum [Member]
Borrowings [Line Items]
Interest rate			4.50%
TCL Factoring [Member]
Borrowings [Line Items]
Borrowing amount															¥ 20,000
TCL Factoring [Member] | UTime GZ [Member]
Borrowings [Line Items]
Factoring agreement amount				¥ 7,300	7,800
PingAn Bank Co., Ltd [Member]
Borrowings [Line Items]
Borrowing amount	¥ 2,000
Term in years	3 years
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings [Line Items]
Working capital										¥ 2,000						¥ 22,000
Baosheng County Bank [Member]
Borrowings [Line Items]
Borrowing amount						¥ 3,000
Credit facility amount				3,000
Monthly installment						¥ 100
WeBank Co., Ltd. [Member]
Borrowings [Line Items]
Borrowing amount													¥ 3,000
Credit facility				1,370	1,990							¥ 1,990
Mr Bao [Member]
Borrowings [Line Items]
Credit facility				800	1,000							¥ 1,000
Balance loan amount				5,950	6,370
China CITIC Bank [Member]
Borrowings [Line Items]
Borrowing amount								¥ 3,000
Industrial and Commercial Bank of China (“ICBC”) Loan [Member]
Borrowings [Line Items]
Borrowing amount											¥ 5,000
Bank of Communications [Member]
Borrowings [Line Items]
Borrowing amount									¥ 5,000
Shenzhen Rural Commercial Bank [Member]
Borrowings [Line Items]
Outstanding loan balance, current				840	840
Shenzhen Rural Commercial Bank [Member] | Minimum [Member]
Borrowings [Line Items]
Borrowing amount			¥ 7,000
Term in years			3 years
Monthly installment			¥ 70
Current liabilities					240
Shenzhen Rural Commercial Bank [Member] | Maximum [Member]
Borrowings [Line Items]
Borrowing amount		¥ 2,000
Term in years		3 years
Monthly installment		¥ 20
Shenzhen Rural Commercial Bank One [Member] | Minimum [Member]
Borrowings [Line Items]
Non-current liabilities				1,220	¥ 1,340
Current liabilities				¥ 240